Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (Assets and Liabilities of Businesses Held for Sale) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 06, 2014	Jul. 15, 2013
Financial Information For Businesses Held For Sale [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested	$ 232	$ 528	$ 227
Investment securities (Note 3)	47,478	43,202
Assets of businesses held for sale	36,785	42,779
Liabilities of businesses held for sale	2,139	5,910
GEMB-Nordic
Financial Information For Businesses Held For Sale [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested				2,320
Assets Held for sale
Financial Information For Businesses Held For Sale [Line Items]
Cash and cash equivalents	676	5
Investment securities (Note 3)	448	7
Loans and Finance Receivables	2,144	0
Goodwill	106	24
Intangible Assets - Net	13	2
Other assets	87	12
Assets of businesses held for sale	3,474	50
Bank Deposits	1,931	0
All other liabilities	503	6
Liabilities of businesses held for sale	2,434	6
Consumer Auto Personal Loan Portugal [Member]
Financial Information For Businesses Held For Sale [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested					83
Hungary Bank [Member]
Financial Information For Businesses Held For Sale [Line Items]
Assets of businesses held for sale	3,474
Liabilities of businesses held for sale	$ 2,434